Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2021	483,484	$3.25
Granted	44,864	4.37
Vested	(125,565)	2.83
Forfeited	(25,313)	3.22
Balance at October 31, 2022	377,470	$3.53